Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Loss	$ (6,051)	$ (9,412)
Adjustments to the profit or loss items:
Depreciation and amortization	90	189
Cost of share-based payment	1,197	266
Finance income, net	633	(159)
Impairment of loan		5,973
Equity losses		312
Losses from remeasurement of investment in financial assets	510	128
Total adjustments to the profit or loss	2,430	6,709
Working capital adjustments:
Decrease (increase) in other accounts receivable	(279)	708
Increase (decrease) in trade payables	34	(8)
Increase in other payables	5	5
Increase in related parties	289	182
Decrease (increase) in trade receivables	3	(4)
Decrease (increase) in inventory	8	(41)
Working capital	60	842
Net cash used in operating activities	(3,561)	(1,861)
Cash flows from investing activities:
Withdrawal of restricted bank deposits	(2)	(1)
Net cash from consolidation of CliniQuantum	120
Investment in an associate accounted for under the equity method		(100)
Loan to related parties		(2,000)
Net cash provided from (used in) investing activities	118	(2,101)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares (net of issuance expenses)	1,598
Repayment of lease liability		(23)
Proceeds from issuance of convertible debentures and promissory note	1,690	3,990
Net cash provided by financing activities	3,288	3,967
Increase (decrease) in cash and cash equivalents	(155)	5
Cash and cash equivalents at the beginning of the period	4,591	1,540
Cash and cash equivalents at the end of the period	4,436	1,545
(a) Significant non-cash financing and investing activities:
Purchase of intangible assets in exchange of issuance of pre-funded warrants	1,028
Consolidation of CliniQuantum
Other accounts receivables	5
Excess purchase price	10,320
Trade payables	(25)
Earn-out liability	(1,989)
Related party	(79)
Capital reserve from transactions with non-controlling interest	(1,851)
Non-controlling interest	(6,501)
Cash received as consideration for deemed issuance of shares by a subsidiary	$ 120